Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies
Schedule of fixed non cancelable time charter contracts	Period Amount Year 1 $ 159,042 Year 2 23,584 Year 3 9,454 Year 4 5,491 Total $ 197,571